INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]
11.	INCOME TAXES

During the 2015 fiscal year, a tax liability in the amount of $2,004,272 was recorded with respect to estimated US outstanding taxes payable. During the year ended December 31, 2016, new information was obtained indicating that there was a reduction of $1,170,105, therefore no income tax should be payable. The reversal of the tax provision has been accounted for as a change in tax estimate and has been adjusted prospectively as an income tax recovery during the year ended December 31, 2016. The amounts included in income tax payable represent penalties and interest.

The Company has approximately $5,748,000 in non-capital losses in the US that may be applied against future taxable income (expiring in 2032 or later).

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016

Non-capital loss carry-forwards	$372,616	$-
Deferred income tax assets	$372,616	$-
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(154,043)	$(169,251)
Excess of carrying value over tax value of intangible assets	(218,573)	(3,182)
Deferred income tax liability	$(372,616)	$(172,433)
Net deferred tax asset (liability)	$-	$(172,433)

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016
Excess of tax value over carrying value of mineral properties	$13,807	$13,077
Non-capital losses carried forward	4,126,977	-
Unrealized foreign exchange gain	115,642	-

Unrecognized deductible temporary differences	$4,256,426	$13,077

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 26.00% (2016 - $26.00%; 2015 – 26.00%) to income (loss) before income taxes as follows:

	December 31,	December 31,	December 31,
	2017	2016	2015
Loss before income taxes	$(5,166,207)	$(3,454,778)	$(1,406,738)
Statutory income tax rate	26.00%	26.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	(1,343,214)	(898,242)	(365,752)
Items not deductible for income tax purposes	(100,626)	114,580	174,859
Under/(over) provision of taxes in prior years	-	(824,607)	1,201,114
Change in timing differences	187,473	372,451	(447,394)
Impact on foreign exchange on tax assets and liabilities	117,313	162,359	133,131
Difference between Canadian and foreign taxes	(464,959)	(119,976)	-
Unused tax losses and tax offsets not recognized	1,431,580	(414,825)	418,224
Income tax expense (recovery)	(172,433)	(1,608,260)	1,114,182
Penalties and interest included in income tax expense	-	614,283	-
Texas margin tax and branch tax (recovery)	22,137	4,791	(10,094)
Income tax expense (recovery)	$(150,296)	$(989,186)	$1,104,088